Dispositions and Discontinued Operations - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended								1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2011 Delta Towing	Dec. 31, 2010 Delta Towing	May 13, 2011 Delta Towing	Dec. 31, 2012 Inland barge	Dec. 31, 2011 Inland	Dec. 31, 2010 Inland	Dec. 31, 2012 Domestic Liftboats liftboat	Dec. 31, 2011 Domestic Liftboats	Dec. 31, 2010 Domestic Liftboats	Dec. 31, 2009 Domestic Liftboats liftboat	Dec. 31, 2008 Domestic Liftboats liftboat	May 31, 2011 Various Delta Towing	Dec. 31, 2011 Various Delta Towing	May 31, 2013 Various Inland barge	Jul. 01, 2013 Various Domestic Liftboats	Dec. 31, 2012 Hercules 27 Inland
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds												$ 30,000,000	$ 30,000,000	$ 45,000,000	$ 54,400,000	$ 5,000,000
Number Of Liftboats Transferred To International Liftboats							1			4	2
Number Of Cold Stacked Barges Transferred To Domestic Offshore				1
Loss on sale of Delta Towing, Pretax												13,359,000
Retained working capital			6,000,000
Number of barges agreed to sell														11
Interest expense allocated to discontinued operations	800,000	2,500,000		3,600,000	4,100,000	4,600,000	2,800,000	3,000,000	3,200,000
Loss on sale of Delta Towing, Net of Taxes	$ (8,200,000)